Mortgage Payable (Details Narrative)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2019 CAD ($)
Debt Instrument [Line Items]
Mortgage payable	$ 1,566,294		$ 1,566,294
Interest expense	34,402		53,823
Mortgage Payable Two [Member]
Debt Instrument [Line Items]
Debt amount	267,267		267,267
Mortgage payable	1,566,293		1,566,293
Mortgage Payable Two [Member] | CAD [Member]
Debt Instrument [Line Items]
Debt amount								$ 350,000
Mortgage Payable [Member]
Debt Instrument [Line Items]
Debt amount	$ 1,279,064		$ 1,279,064
Interest rate	5.00%		5.00%					5.00%
Maturity date			Feb. 01, 2024	Feb. 01, 2024
Periodic payment			$ 8,441
Mortgage Payable [Member] | CAD [Member]
Debt Instrument [Line Items]
Debt amount								$ 1,675,000
Periodic payment				$ 11,054